COMMITMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT

NOTE 18 — COMMITMENT

As of March 31, 2025 and December 31, 2024, a subsidiary of the Company provided a guarantee on the debt of its CEO in the amounts of $266,011 and $262,095, respectively. As of March 31, 2025 and December 31, 2024, the Company did not record a liability on the unaudited consolidated balance sheets for the guarantee because it was not probable that the Company would be required to make payments under the guarantee.

NOTE 21 — COMMITMENT

As of December 31, 2024 and 2023, a subsidiary of the Company provided a guarantee on the debt of its CEO in the amounts of $262,095 and $329,155, respectively. As of December 31, 2024 and 2023, the Company did not record a liability in the consolidated balance sheets for the guarantee because it was not probable that the Company would be required to make payments under the guarantee.